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                  [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

STEPHEN E. ROTH
DIRECT LINE: 202.383.0158
Internet: sroth@sablaw.com

                                  May 2, 2003


VIA EDGARLINK
-------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: Nationwide Provident VLI Separate Account A
    Nationwide Life and Annuity Company of America
    (File Nos. 333-67775, 811-8722)
    ----------------------------------------------

Dear Commissioners:

On behalf of Nationwide Life and Annuity Company of America ("NLACA") and Nationwide Provident VLI Separate Account A (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the form of the prospectus and statement of additional information for the variable life insurance policies offered by NLACA through the Account that would have been filed under paragraph
(b) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Securities and Exchange Commission on April 24, 2003.

If you have any questions or comments regarding this filing, please call the undersigned at (202) 383-0158 or Elisabeth Grano at (202) 383-0717.

                                   Sincerely,

                                   /s/ Stephen E. Roth

                                   Stephen E. Roth

Enclosures

cc:  Katherine DePeri, Esq.
     Elisabeth M. Grano, Esq.
     Kali S. Banks, Esq.